Earnings / (Loss) Per Share (EPS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator
Net Income / (loss)	$ 23,786,352	$ (268,707,322)	$ (51,796,181)
Less: (Net income) / loss attributable to non-vested share awards	(20,977)	4,606,096	832,333
Net income / (loss) attributable to common shareholders	$ 23,765,375	$ (264,101,226)	$ (50,963,848)
Denominator
Weighted average number of common shares outstanding, basic and diluted (in shares)	4,392,688	644,260	613,844
Effect of convertible note, if converted to common shares (in shares)	7,326,007
Weighted average common shares outstanding, diluted (in shares)	11,718,695	644,260	613,844
Net income / (loss) per common share, basic (in dollars per shares)	$ 5.41	$ (409.93)	$ (82.84)
Net income / (loss) per common share, diluted (in dollars per shares)	$ 2.03	$ (409.93)	$ (82.84)